HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2020	2019	2018
Room, food and beverage	$562	$1,431	$1,373
Gaming, and other leisure activities	106	360	424
Other hospitality revenue	34	118	116
Total hospitality revenue	$702	$1,909	$1,913